Subsequent Events (Details) - USD ($)						1 Months Ended
	Jul. 01, 2021	Jun. 01, 2021	Apr. 01, 2021	Feb. 05, 2021	Jan. 07, 2021	May 31, 2021	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)					32,806		50,000
Consideration amount					$ 202.02
Simple agreement for future equity, description				the Company issued Simple Agreement for Future Equity (“SAFE”) Notes to Investors for a total of $210,000 (including the $5,000 of advances from an officer).
Monthly rent		$ 8,400	$ 13,013.75			$ 13,013
Lease maturity date			Mar. 31, 2026
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Additional shares of common stock (in Shares)	115,000
Net proceeds from offering costs	$ 23,070
Deduction of offering costs	$ 206,930